Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 05, 2024	Aug. 17, 2023	Mar. 07, 2023	Dec. 31, 2022	Sep. 07, 2021
Warrants [Line Items]
Exercise price per share	$ 11.5	$ 11.5		$ 1
Share redemption trigger price	18	18
Redemption price per public warrant	$ 0.01	$ 0.01
Consecutive trading days for redemption	30 days	30 days
Public Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)	12,000,000	12,000,000
Public warrants exercisable business combination term	30 days	30 days
Private Placement Warrants [Member]
Warrants [Line Items]
Warrants outstanding (in Shares)		8,700,000				8,700,000
Exercise price per share		$ 1		$ 1	$ 1
Event Triggering Adjustment to the Exercise Price of Warrants [Member] | Public Warrants [Member]
Warrants [Line Items]
Adjusted exercise price of warrants percent	115.00%	115.00%
Warrant redemption price per share percentage	180.00%	180.00%
Maximum [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member] | Public Warrants [Member]
Warrants [Line Items]
Price per founder share	$ 9.2	$ 9.2
Minimum [Member] | Event Triggering Adjustment to the Exercise Price of Warrants [Member] | Public Warrants [Member]
Warrants [Line Items]
Price per founder share	$ 9.2	$ 9.2
Percentage of the proceeds to be used for business combination	60.00%	60.00%
Class A Common Stock [Member]
Warrants [Line Items]
Exercise price per share	$ 18						$ 11.5
Price per founder share			$ 0.0001
Price per share		$ 18
Class A Common Stock [Member] | Private Placement Warrants [Member]
Warrants [Line Items]
Exercise price per share	$ 11.5	$ 11.5